Revenue - Additional Information (Detail) - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Collaborations and license agreements [Member] | Royalties And Milestones [Member]
Disclosure of performance obligations [line items]
Recognized as revenue	€ 0	€ 0